SHARE-BASED PAYMENTS - Exercise Price Range of Outstanding Share Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	21,776	18,584	17,928
Options Exercisable (in shares)	10,471
Weighted average remaining life (in years)	4 years 7 months 6 days
$26.83 – $36.32
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	4,451
Options Exercisable (in shares)	681
Weighted average remaining life (in years)	6 years
$36.33 – $43.06
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	4,349
Options Exercisable (in shares)	3,813
Weighted average remaining life (in years)	3 years 3 months 18 days
$43.07 – $45.29
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	4,362
Options Exercisable (in shares)	1,138
Weighted average remaining life (in years)	5 years
$45.3 – $48.08
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	3,402
Options Exercisable (in shares)	2,039
Weighted average remaining life (in years)	4 years 10 months 24 days
$48.09 – $52.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	5,212
Options Exercisable (in shares)	2,800
Weighted average remaining life (in years)	3 years 10 months 24 days
Minimum | $26.83 – $36.32
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 26.83
Minimum | $36.33 – $43.06
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	36.33
Minimum | $43.07 – $45.29
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	43.07
Minimum | $45.3 – $48.08
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	45.30
Minimum | $48.09 – $52.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	48.09
Maximum | $26.83 – $36.32
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	36.32
Maximum | $36.33 – $43.06
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	43.06
Maximum | $43.07 – $45.29
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	45.29
Maximum | $45.3 – $48.08
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	48.08
Maximum | $48.09 – $52.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 52.01